Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
Each loan under the agreement bears interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%
Long-term debt consists of the following at year-end:

	2016	2015
2023 Notes	$393,767	$473,767
2016 Notes	—	158,544
Secured loan agreement	167,262	—
Capital lease obligations	4,704	5,599
Other long-term borrowings	25,553	22,465
Subtotal	591,286	660,375
Discount on 2023 Notes	(5,029)	(6,918)
Premium on 2023 Notes	1,910	2,640
Premium on 2016 Notes	—	245
Fair value adjustment related to Secured loan agreement (i)	(2,877)	—
Deferred financing costs	(5,611)	(3,775)
Total	579,679	652,567
Current portion of long-term debt	28,099	161,240
Long-term debt, excluding current portion	$551,580	$491,327

 (i) The carrying value of hedged items in fair value hedges, are adjusted for fair value changes to the extent they are attributable to the risks designated as being hedged. The related hedging instrument is also recorded at fair value included within "Derivative instruments" in liabilities current and non-current.
The following table presents additional information related to the 2023 Notes and 2016 Notes:

			Principal as of December 31,
	Annual interest rate	Currency	2016	2015	Maturity
2023 Notes	6.625%	USD	$393,767	473,767	September 27, 2023
2016 Notes	10.25%	BRL	—	158,544	July 13, 2016

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2016	2015	2014	2016	2015	2014	2016	2015	2014
2023 Notes	$28,516	$31,387	$31,387	$943	$439	$438	$1,157	$515	$506
2016 Notes	6,668	20,991	29,490	391	805	778	(266)	(496)	(692)
(i) These charges are included within "Net interest expense" in the consolidated statements of income (loss).

The following table presents information related to the Secured loan agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)
2016	2015	2014	2016	2015	2014
$6,519	$—	$—	$814	$—	$—

(i)
This charge does not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $18,177. Including this effect the total interest cost amounts to $24,696.

(ii) These charges are included within "Net interest expense" in the consolidated statement of income (loss).
The following table presents information related to the purchase and repayments of the principal of the 2016 Notes:

		Amount
Date	Redemption price	BRL	$
November 25, 2015	93.75%	40,000	9,995
November 30, 2015	93.75%	7,039	1,715
January 29, 2016	97.75%	1,180	288
April 21, 2016	100.00%	421,765	118,797
May 5, 2016	97.00%	4,025	1,106
July 13, 2016	100.00%	200,991	60,965
Total		675,000	192,866

Schedule Of Future Payments Related To Long-Term Debt
At December 31, 2016, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2017	$19,974	$37,200	$57,174
2018	54,402	34,793	89,195
2019	71,165	31,523	102,688
2020	37,253	28,057	65,310
2021	3,782	27,267	31,049
Thereafter	404,710	53,945	458,655
Total payments	591,286	212,785	804,071
Interest	—	(212,785)	(212,785)
Discount on 2023 Notes	(5,029)	—	(5,029)
Premium on 2023 Notes	1,910	—	1,910
Fair value adjustments	(2,877)	—	(2,877)
Deferred financing cost	(5,611)	—	(5,611)
Long-term debt	$579,679	$—	$579,679